Repayments of Principal Amounts of Long-Term Borrowings, Including Bonds Payable, Bank and Other Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Debt Disclosure [Abstract]
2015	$ 170,139	1,055,648
2016	45,217	280,554
2017	325,021	2,016,628
2018	3,058	18,976
2019	1,582	9,814
Thereafter	$ 0	0